November 22, 2024

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Institutional Index Funds Funds (the “Trust”) 33-34494

Commissioners:

Enclosed is the 97th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A (the “Amendment”), which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”). The purpose of this Amendment is to add Vanguard 0-3 Month Treasury Bill ETF and Vanguard Ultra-Short Treasury ETF, each a new series of the Trust.

Prior to the effective date, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

If you have questions or comments concerning the enclosed Amendment, please contact Sanu Thomas at (610)669-6219 or sanu_thomas@vanguard.com.

Sincerely,

/s/Anthony Coletta

Anthony Coletta

Assistant General Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission